Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity.
Schedule of movements in shares outstanding

December 31, 2021 shares outstanding	56,851,399
Restricted Stock Units transferred	141,504
Restricted Stock Unit withheld (a)	(37,951)
December 31, 2022 shares outstanding	56,954,952
(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.

Summary of movements of treasury shares repurchased

	Number of
	shares
	2022	2021
At beginning of the year	605,316	—
Repurchase	551,125	1,480,061
Transferred – RSU’s program	(109,299)	(124,745)
Cancelled	—	(750,000)
At end of the year	1,047,142	605,316